Summary of Significant Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Nature of goods and services
Payment terms (in days)	45 days
Maximum
Nature of goods and services
Payment terms (in days)	180 days